                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                            811-07810

Exact name of registrant as specified in charter:              Delaware Investments Colorado Insured
                                                               Municipal Income Fund, Inc.

Address of principal executive offices:                        2005 Market Street
                                                               Philadelphia, PA 19103

Name and address of agent for service:                         Richelle S. Maestro, Esq.
                                                               2005 Market Street
                                                               Philadelphia, PA 19103

Registrant's telephone number, including area code:            (800) 523-1918

Date of fiscal year end:                                       March 31

Date of reporting period:                                      June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DELAWARE INVESTMENTS COLORADO INSURED MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS- 150.85%
Airport Revenue Bonds - 10.24%
Denver City & County Airport Revenue Series E 5.25% 11/15/23 (MBIA)                                   $7,500,000         $7,904,100
                                                                                                                         ----------
                                                                                                                          7,904,100
                                                                                                                         ----------
City General Obligation Bonds - 2.75%
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                       2,000,000          2,124,800
                                                                                                                         ----------
                                                                                                                          2,124,800
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 3.53%
Colorado Health Facilities Authority Revenue (Porter Place) Series A 6.00% 1/20/36 (GNMA)              2,515,000          2,724,927
                                                                                                                         ----------
                                                                                                                          2,724,927
                                                                                                                         ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 4.11%
Denver Convention Center Series A 5.00% 12/1/33 (XLCA)                                                 3,000,000          3,169,710
                                                                                                                         ----------
                                                                                                                          3,169,710
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 12.67%
Broomfield County Sales & Use Tax Revenue Refunding & Improvement Series A
   5.00% 12/1/31 (AMBAC)                                                                                 650,000            687,291
Denver City & County Excise Tax Revenue (Colorado Convention Center Project)
   Series A 5.00% 9/1/20 (FSA)                                                                         6,500,000          6,928,285
Golden Sales & Use Tax Revenue Improvement Series B 5.10% 12/1/20 (AMBAC)                              1,000,000          1,080,270
Gypsum Sales Tax & General Funding Revenue 5.25% 6/1/30 (Assured Gty)                                  1,000,000          1,089,090
                                                                                                                         ----------
                                                                                                                          9,784,936
                                                                                                                         ----------
Higher Education Revenue Bonds - 21.54%
Boulder County Development Revenue (University Corporation for Atmospheric
   Research) 5.00% 9/1/26 (MBIA)                                                                       4,500,000          4,722,299
Colorado Educational & Cultural Facilities Authority
   (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                   3,000,000          3,168,390
   (University of Colorado Foundation Project) 5.00% 7/1/27 (AMBAC)                                    4,000,000          4,223,440
   (University of Northern Colorado) 5.00% 7/1/31 (MBIA)                                               2,500,000          2,613,925
Colorado State Board of Governors (Colorado University) Series B 5.00% 3/1/35 (AMBAC)                  1,800,000          1,903,518
                                                                                                                         ----------
                                                                                                                         16,631,572
                                                                                                                         ----------
Hospital Revenue Bonds - 1.91%
Colorado Health Facilities Authority (North Colorado Medical Center) 5.95% 5/15/12 (MBIA)              1,420,000          1,471,830
                                                                                                                         ----------
                                                                                                                          1,471,830
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 15.46%
Arapahoe County Library District Certificates of Participation 5.70% 12/15/10 (MBIA)                   2,000,000          2,083,240
Aurora Certificates of Participation 5.50% 12/1/30 (AMBAC)                                             2,000,000          2,182,440
Broomfield City & County Certificates of Participation 5.75% 12/1/24 (AMBAC)                           1,500,000          1,647,345
Eagle County Certificates of Participation 5.40% 12/1/18 (MBIA)                                        1,000,000          1,087,600
Lakewood Certificates of Participation 5.375% 12/1/22 (AMBAC)                                          2,000,000          2,176,400
Westminster Building Authority Certificates of Participation 5.25% 12/1/22 (MBIA)                      1,555,000          1,690,627
Westminster Certificates of Participation (Ice Centre Project) 5.40% 1/15/23 (AMBAC)                   1,000,000          1,066,240
                                                                                                                         ----------
                                                                                                                         11,933,892
                                                                                                                         ----------
Parking Revenue Bonds - 3.49%
Auraria Higher Education Center Parking Facilities System Revenue 5.50% 4/1/26 (AMBAC)                 2,485,000          2,692,796
                                                                                                                         ----------
                                                                                                                          2,692,796
                                                                                                                         ----------
Political Subdivision General Obligation Bonds - 10.11%
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A
   5.125% 12/1/32 (MBIA)                                                                               1,000,000          1,065,490
Centennial Downs Metropolitan District 5.00% 12/1/28 (AMBAC)                                           1,000,000          1,071,730
Green Valley Ranch Metropolitan District 5.75% 12/1/19 (AMBAC)                                         1,000,000          1,104,940
Pueblo County 5.80% 6/1/11 (MBIA)                                                                      1,405,000          1,444,101
Pueblo County (Library District Project) 5.80% 11/1/19 (AMBAC)                                         1,395,000          1,543,247
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)                            500,000            529,015
Stonegate Village Metropolitan District Refunding & Improvement Series A 5.50%
   12/1/21 (FSA)                                                                                       1,000,000          1,043,280
                                                                                                                         ----------
                                                                                                                          7,801,803
                                                                                                                         ----------
ss.Pre-Refunded Bonds - 28.50%
Archuleta & Hinsdale Counties School District #50JT 5.55% 12/1/20-06                                   4,000,000          4,200,040
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)                                2,290,000          2,581,609
City of Colorado Springs (Colorado Springs College Project) 5.375% 6/1/32-09 (MBIA)                    5,000,000          5,485,249
Colorado Educational & Cultural Facilities Authority (University of Denver Project)
   5.50% 3/1/21-11 (AMBAC)                                                                             3,200,000          3,517,728
Denver City & County Certificates of Participation Series B 5.50% 12/1/25-10 (AMBAC)                   2,000,000          2,254,860
El Paso County School District #20
   5.625% 12/15/16-06 (AMBAC)                                                                          2,800,000          2,918,860
   5.625% 12/15/16-06 (MBIA)                                                                           1,000,000          1,042,450
                                                                                                                         ----------
                                                                                                                         22,000,796
                                                                                                                         ----------

School District General Obligation Bonds - 8.91%
Adams & Arapahoe Counties School District #28J 5.00% 12/1/22 (FSA)                                     2,000,000          2,149,860
Adams County School District #1 5.00% 12/1/16 (FSA)                                                    1,490,000          1,638,613
Douglas County School District #Re-1 (Douglas & Elbert Counties) 5.00% 12/15/21 (MBIA)                 1,000,000          1,074,060
Larimer Weld & Boulder Counties School Districts #R-2J 5.00% 12/15/15 (FSA)                            1,000,000          1,122,670
Weld & Adams Counties School District RE-3J 5.00% 12/15/24 (FSA)                                         830,000            895,155
                                                                                                                        -----------
                                                                                                                          6,880,358
                                                                                                                        -----------
School District Revenue Bonds - 1.41%
Colorado Educational & Cultural Facilities Authority Refunding (Bromley School) 5.25%
   9/15/32 (XLCA)                                                                                      1,000,000          1,085,080
                                                                                                                        -----------
                                                                                                                          1,085,080
                                                                                                                        -----------
Turnpike/Toll Road Revenue Bonds - 13.78%
E-470 Public Highway Authority Series A
   5.75% 9/1/29 (MBIA)                                                                                 3,000,000          3,360,570
   5.75% 9/1/35 (MBIA)                                                                                 1,700,000          1,904,323
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                                5,000,000          5,372,250
                                                                                                                        -----------
                                                                                                                         10,637,143
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 12.44%
Colorado Water Resources & Power Development Authority Small Water Resources
   Revenue Series A 5.80% 11/1/20 (FGIC)                                                               2,000,000          2,238,560
Colorado Water Resources & Power Development Authority Water Resources Revenue
   (Parker Water & Sanitation District)
   5.125% 9/1/34 (MBIA)                                                                                1,500,000          1,616,205
   5.25% 9/1/43 (MBIA)                                                                                 2,000,000          2,169,740
Lafayette Water Revenue Series A 5.00% 12/1/27 (MBIA)                                                  1,100,000          1,174,294
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                              2,155,000          2,406,661
                                                                                                                        -----------
                                                                                                                          9,605,460
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $107,971,215)                                                                               116,449,203
                                                                                                                        -----------
TOTAL MARKET VALUE OF SECURITIES - 150.85%
   (cost $107,971,215)                                                                                                  116,449,203

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.97%                                                         747,255

LIQUIDATION VALUE OF PREFERRED STOCK - (51.82%)                                                                        (40,000,000)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 4,837,100 SHARES OUTSTANDING - 100.00%                                                         $77,196,458
                                                                                                                        ===========

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
Assured Gty- Insured by the Assured Guaranty Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Investments Colorado Insured Municipal Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation for the Fund for federal income tax purposes was as follows:

Cost of investments                  $107,971,215
Aggregate unrealized appreciation       8,477,988
Aggregate unrealized depreciation               -
                                     ------------
Net unrealized appreciation          $  8,477,988
                                     ============

3. CREDIT AND MARKET RISKS
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Colorado Insured Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 29, 2005

                                  CERTIFICATION


I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Colorado Insured Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 29, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS COLORAD INSURED MUNICIPAL INCOME FUND, INC.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 29, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 29, 2005